Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS:
Cash and cash equivalents	$ 251,143	$ 391,530
Restricted cash (Note 2)	72,765	578,311
Trade accounts receivable, net of allowance for doubtful receivables of $3,237 and $18,420	139,971	25,204
Due from related parties (Note 4)	26,146	20,939
Financial instruments (Note 12)	0	1,538
Other current assets (Note 5)	104,228	47,588
Total current assets	594,253	1,065,110
FIXED ASSETS, NET:
Advances for vessels and drillships under construction and acquisitions (Note 6)	1,027,889	2,072,699
Vessels, net (Note 7)	1,956,270	1,917,966
Drilling rigs, drillships, machinery and equipment, net (Note 7)	4,587,916	1,249,333
Total fixed assets, net	7,572,075	5,239,998
OTHER NON-CURRENT ASSETS:
Restricted cash (Note 2)	332,801	195,517
Intangible assets, net (Note 9)	9,062	10,506
Above-market acquired time charter and drilling contracts (Note 9)	40,102	1,170
Other non-current assets (Note 10)	73,396	472,193
Total other non-current assets	455,361	679,386
Total assets	8,621,689	6,984,494
CURRENT LIABILITIES:
Current portion of long-term debt (Note 11)	429,149	731,232
Accounts payable and other current liabilities	58,774	14,009
Accrued liabilities	119,838	67,554
Due to related parties (Note 4)	7,518	0
Deferred revenue	50,052	49,937
Financial instruments (Note 12)	100,104	72,703
Total current liabilities	765,435	935,435
NON-CURRENT LIABILITIES:
Below-market acquired time charter and drilling contracts (Note 9)	0	854
Long-term debt, net of current portion (Note 11)	3,812,686	1,988,460
Financial instruments (Note 12)	102,346	159,376
Other non-current liabilities (Note 15)	2,560	840
Total non-current liabilities	3,917,592	2,149,530
COMMITMENTS AND CONTINGENCIES (Note 16)	0	0
STOCKHOLDERS' EQUITY:
Preferred stock, $0.01 par value; 500,000,000 shares authorized at December 31, 2010 and 2011; 100,000,000 shares designated as Series A Convertible preferred stock; 52,238,806 and 0 shares of Series A Convertible Preferred Stock issued and outstanding at December 31, 2010 and 2011, respectively (Note 13)	0	522
Common stock, $0.01 par value; 1,000,000,000 shares authorized at December 31, 2010 and 2011; 369,649,777 and 424,762,094 shares issued and outstanding at December 31, 2010 and 2011, respectively (Note 13)	4,247	3,696
Treasury stock; $0.01 par value; 0 and 1,000,000 shares at December 31, 2010 and 2011, respectively (Note 11)	(10)	0
Additional paid-in capital (Note 13)	2,908,950	2,955,018
Accumulated other comprehensive loss	(28,610)	(38,754)
Retained earnings	260,751	335,345
Total Dryships Inc. stockholders' equity	3,145,328	3,255,827
Non controlling interests	793,334	643,702
Total equity	3,938,662	3,899,529
Total liabilities and stockholders' equity	$ 8,621,689	$ 6,984,494